Consolidated Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares of treasury stock sold	684	746	626
Cash dividends declared per share (in Dollars per share)	$ 0.35	$ 0.20	$ 0.05
Repurchase of shares	75,000	5,000	0
Treasury Stock [Member]
Repurchase of shares	75,000	5,000